Related Parties - Narrative and Schedule of Related Party Transactions (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) related_party	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Equity Method Investee
Related Party Transaction [Line Items]
Number of related parties | related_party			1
Principal Owner
Related Party Transaction [Line Items]
Number of related parties | related_party			1
Affiliated Entity
Related Party Transaction [Line Items]
Trade receivables from DGW KG	$ 520		$ 520		$ 651
Trade payables to DGW KG	14,290		14,290		$ 18,615
Purchased carbon black products from DGW KG	19,312	$ 20,412	65,387	$ 68,702
Sales and services provided to DGW KG	$ 596	$ 2,674	$ 2,087	$ 4,077